Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on June 20, 2024

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 1,461	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1,463	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Timothy Burdick Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2688

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X ) immediately upon filing pursuant to paragraph (b).

( )        on (date) pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )        on (date) pursuant to paragraph (a)(1).

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,453 to its Registration Statement until June 26, 2024. Post-Effective Amendment No. 1,453 to the Trust’s Registration Statement relates to the BTS Enhanced Equity Income Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1,453 under the Securities Act of 1933 and Amendment No. 1,455 under the Investment Company Act of 1940, filed on April 10, 2024, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1,461 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 20th day of June, 2024.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	June 20, 2024
Gary Lanzen*	Trustee	June 20, 2024
Anthony Hertl*	Trustee & Chairman	June 20, 2024
Mark Taylor*	Trustee	June 20, 2024
Mark D. Gersten*	Trustee	June 20, 2024
Mark Garbin*	Trustee	June 20, 2024
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	June 20, 2024
Kevin Wolf	President and Principal Executive Officer	June 20, 2024

By:                                     Date:

/s/ Kevin Wolf                    June 20, 2024

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, June 30, 2017 and September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 981 and No. 1,001 respectively, which are hereby incorporated by reference.